Other Non-Current Assets and Other Non-Current Financial Assets- Fair value (Details) - MXN ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Other Assets And Other Financial Assets [line items]
Non-current accounts receivables	$ 1,686	$ 1,245
At fair value
Disclosure Of Other Assets And Other Financial Assets [line items]
Non-current accounts receivables	$ 1,623	$ 1,178